SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 3,027,573	$ 432,937	¥ 2,077,157	¥ 1,876,989
Cost of revenues	1,762,477	252,031	1,192,572	1,215,611
Net Income (Loss)	435,880	$ 62,330	(102,376)	(475,968)
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	1,343,123		1,174,911
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,354,727		1,542,793	991,912
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	1,232,831		1,082,352
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	57,165		40,555
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	44,938		46,967
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	7,156		4,247
Other regions
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net	1,033		790
Single operating segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,027,573		2,077,157	1,876,989
Cost of revenues	1,762,477		1,192,572	1,215,611
Payroll expenses in sales and marketing expenses	136,417		124,548	104,462
Payroll expenses in general and administrative expenses	138,176		146,239	175,600
Payroll expenses in research and development expenses	562,047		594,567	592,223
Other segment items	(7,424)		121,607	265,061
Net Income (Loss)	¥ 435,880		¥ (102,376)	¥ (475,968)
Other segment items description	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.